Shareholders' Equity - Summary of Company's Board of Directors Approved and Declared a Quarterly Preferred Cash Dividend (Parenthetical) (Detail)	9 Months Ended
Sep. 30, 2021
Series B Preferred Shares
Class Of Stock [Line Items]
Dividends payment commencement date	Dec. 15, 2021